Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax rate percent	35.00%	35.00%
Accumulated losses on tax	$ 13,800,000	$ 9,000,000
Non-Guarantor Subsidiaries [Member]
Income Taxes [Line Items]
Income tax rate percent	35.00%	35.00%
German [Member]
Income Taxes [Line Items]
Accumulated losses on tax	$ 740,000	$ 620,000
German [Member] | Non-Guarantor Subsidiaries [Member]
Income Taxes [Line Items]
Income tax rate percent	31.50%	31.50%
UNITED KINGDOM
Income Taxes [Line Items]
Accumulated losses on tax	$ 180,000	$ 140,000
UNITED KINGDOM | Non-Guarantor Subsidiaries [Member]
Income Taxes [Line Items]
Income tax rate percent	20.00%	20.00%